Consolidated Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
Current Assets
Cash	$ 379,014	$ 779
Other receivable	0	4,531
Total Current Assets	379,014	5,310
Property and Equipment	23,811	19,123
Total Assets	402,825	24,433
Current Liabilities
Accounts Payable	50,558	53,252
Accrued Liabilities	17,544	11,679
Due to Related Parties	105,066	116,566
Derivative Liability	48,729	99,603
Total Liabilities	221,897	281,100
Stockholders' Equity (Deficit)
Common Stock Authorized: unlimited common shares, with no par value Issued and outstanding: 103,660,905 and 77,620,905 common shares, respectively	17,646,580	16,323,655
Common Stock Subscribed	50,000	306,000
Additional Paid-In Capital	4,965,842	5,014,842
Accumulated Deficit	(8,538,759)	(8,538,759)
Accumulated Deficit During the Development Stage	(13,942,735)	(13,362,405)
Total Stockholders' Equity (Deficit)	180,928	(256,667)
Total Liabilities and Stockholders' Equity (Deficit)	$ 402,825	$ 24,433